CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ 3,945	$ 1,484
Foreign currency translation loss	95	(626)
Less: comprehensive income attributable to noncontrolling interest	2,774	786
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	4,040	858
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	2,774	786
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,266	$ 72